Goodwill (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Movement in carrying amount of goodwill
Balance at the beginning of the period		¥ 277,752,765	¥ 259,714,506
Addition for acquisitions			288,890
Foreign currency translation adjustments		(16,131,074)	17,749,369
Balance at the end of the period	$ 40,210,518	261,621,691	277,752,765	¥ 259,714,506
Impairment of goodwill		¥ 0	¥ 0	¥ 0